Overview, Basis of Presentation and Significant Accounting Policies - Summary of Gross Amounts and Accumulated Amortization of Intangible Assets from Acquisition by Type (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 31,871	$ 187,662
Accumulated amortization	(26,764)	(170,778)
Net	5,107	16,884
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	26,971	103,279
Accumulated amortization	(22,844)	(92,326)
Net	$ 4,127	10,953
Weighted avg.life (yrs)	5 years
Technology
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,900	74,063
Accumulated amortization	(3,920)	(68,186)
Net	$ 980	5,877
Weighted avg.life (yrs)	4 years
Trademarks/Tradename
Finite Lived Intangible Assets [Line Items]
Gross carrying amount		10,092
Accumulated amortization		(10,043)
Net		49
Weighted avg.life (yrs)	5 years
Favorable Leases
Finite Lived Intangible Assets [Line Items]
Gross carrying amount		228
Accumulated amortization		(223)
Net		$ 5
Weighted avg.life (yrs)	4 years